5. STOCK OPTIONS (Details 2)	9 Months Ended
Sep. 30, 2020 $ / shares shares
Share-based Payment Arrangement [Abstract]
Outstanding, beginning | shares	0
Options granted | shares	1,800,000
Options exercised | shares	0
Options expired/forfeited | shares	0
Outstanding, end | shares	1,800,000
Options outstanding weighted average exercise price, beginning | $ / shares	$ .00
Options granted weighted average exercise price | $ / shares	.49
Options exercised weighted average exercise price | $ / shares	.00
Options expired/forfeited weighted average exercise price | $ / shares	.00
Options outstanding weighted average exercise price, end | $ / shares	$ .49